Cover	Mar. 04, 2022
Entity Information
Document Type	8-K
Document Period End Date	Mar. 04, 2022
Entity Registrant Name	AIR T, INC.
Entity Incorporation, State	DE
Entity File Number	001-35476
Entity Tax Identification Number	52-1206400
Entity Address, Street	5930 Balsom Ridge Road
Entity Address, City	Denver
Entity Address, State	NC
Entity Address, Postal Zip Code	28037
City Area Code	828
Local Phone Number	464-8741
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000353184
Amendment Flag	false
Amendment Description
Document Effective Date	Feb. 25, 2022
Common Stock
Entity Information
Title of 12(b) Security	Common Stock
Trading Symbol	AIRT
Security Exchange Name	NASDAQ
Cumulative Capital Securities
Entity Information
Title of 12(b) Security	Alpha Income Preferred Securities (also referred to as 8% Cumulative Capital Securities) (“AIP”)
Trading Symbol	AIRTP
Security Exchange Name	NASDAQ